Other Borrowings (Narrative) (Details)	Jan. 01, 2014 USD ($) loan	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Debt Disclosure [Line Items]
Line of credit with a commercial bank		$ 1,000,000	$ 1,000,000
Number of loans used as collateral for secured borrowings | loan	5
Secured borrowings	$ 6,500,000	0	0
Federal Reserve Bank Advances [Member]
Debt Disclosure [Line Items]
Outstanding borrowings		0	0
Debt instrument maximum borrowing capacity amount		30,241,000
Line of Credit [Member]
Debt Disclosure [Line Items]
Outstanding borrowings		$ 0	$ 0
Maturities Range From March 2016 Through January 2024 [Member]
Debt Disclosure [Line Items]
Secured borrowings weighted average rate		4.10%